Key Management Personnel	12 Months Ended
Jun. 30, 2024
Key Management Personnel [Abstract]
Key management personnel

Note 29. Key management personnel

Key management personnel (KMP) are those persons having authority and responsibility for planning, directing and controlling the activities of the Consolidated Entity, including the directors of the company as listed on page F-7 immediately above Note 2, and the Financial Controller of the company. There is a pro-rata allocation of compensation for the time at the office for any KMP which have joined or left the Consolidated Entity during the reporting year.

Directors

The following persons were directors of Gelteq Limited during the financial year and the year ended 30 June 2023:

Mr. Simon Hayden Szewach	(Executive Chairman)
Mr. Nathan Jacob Givoni	(Executive Director)
Mr. Jeffrey W. Olyniec	(Non-Executive Director)
Mr. Philip Dalidakis	(Non-Executive Director)
Prof David Morton	(Non-Executive Director) – effective 28 February 2023
Mr. Paul Wynne	(Non-Executive Director) – resigned 28 February 2023

Other key management personnel

The following person also had the authority and responsibility for planning, directing and controlling the major activities of the Consolidated Entity, directly or indirectly, during the financial year and the year ended 30 June 2023:

Mr. Neale Java	(Chief Financial Officer) – resigned 14 February 2023
Mr. Craig Young	(Chief Financial Officer) – effective 20 February 2023; resigned on 14 January 2024

The aggregate compensation paid/payable to members of key management personnel of the Consolidated Entity is set out below:

	Consolidated
	30 June 2024	30 June 2023
	$	$

Short-term employee benefits	541,280	558,855
Post-employment benefits	57,670	57,440
Share-based payments	-	(34,722)
	598,950	581,573

Some of the above amounts were paid to related management entities